Note 11 - Accrued expenses and other payables	12 Months Ended
Dec. 31, 2024
Notes
Note 11 - Accrued expenses and other payables

Note 11 – Accrued expenses and other payables

	As of December 31, 2024	As of December 31, 2023

Accrued expenses (i)	$246,676	$80,018
Accrued payroll	1,032,493	948,371
Estimated warranty liabilities (ii)	40,396	65,073
Intercourse funds payable (iii)	130,440	196,479
Total accrued expenses and other payables	$1,450,005	$1,289,941

(i)	Accrued expenses

The balance of accrued expenses represented amount due to third parties service providers which include marketing consulting service, IT related professional service, legal, audit and accounting fees, and other miscellaneous office related expenses.

(ii)	Estimated warranty liabilities

The assurance-type warranties are accounted for as warranty obligations and are accrued in accordance with ASC 460-10, which details the accounting for guarantees. The warranty liability estimate is based on the average historical defect and replacement rate of each major product category and multiplied by the total sale amount of the category for each year.

(iii)	Intercourse funds payable

The intercourse funds payable are those nontrade payables arising from transactions between the Company and certain third parties, such as related deposits and outstanding payment for a vehicle. Intercourse funds payable are due on demand.